Convertible Debentures - Schedule of Convertible Debentures (Details) (Parenthetical) - USD ($)																											12 Months Ended
	Dec. 15, 2017	Dec. 12, 2017	Dec. 11, 2017	Dec. 06, 2017	Nov. 08, 2017	Nov. 07, 2017	Oct. 27, 2017	Aug. 05, 2017	Jul. 28, 2017	Jul. 05, 2017	Jul. 02, 2017	Jun. 24, 2017	Jun. 23, 2017	Jun. 16, 2017	Jun. 09, 2017	Apr. 18, 2017	Mar. 31, 2017	Aug. 19, 2016	Aug. 15, 2016	Aug. 15, 2016	Aug. 05, 2016	Mar. 02, 2016	Jan. 21, 2016	Jan. 06, 2016	Jan. 04, 2016	Apr. 24, 2014	Dec. 31, 2017	Dec. 31, 2016	Jul. 20, 2017
Net proceeds from convertible debt																											$ 986,000	$ 265,000
Debt instrument face amount														$ 30,000													35,000
Amortized debt issuance cost																											$ 2,699	$ 4,303
Warrant to purchase common stock								9,000,000					2,500,000		1,500,000
Warrant exercise price										$ 0.08			$ 0.04		$ 0.05														$ 0.08
Proceeds from isuance of warrant								$ 45,000					$ 100,000		$ 75,000						$ 45,000
Debt conversion of shares value														$ 32,350		$ 40,000	$ 3,500
Debt conversion of convertible shares														392,155		2,009,419	2,500,000
Debt instrument principal amount										$ 50,000	$ 25,000											$ 30,000	$ 75,500	$ 50,890	$ 75,000
Debt instrument interest										$ 616	$ 308						$ 228						$ 10,320	$ 1,229	$ 7,564
Convertible Debt One [Member]
Net proceeds from convertible debt	$ 120,000
Convertible debt bearing interest percent	10.00%
Debt instrument face amount	$ 122,400
Convertible debt maturity date	Dec. 15, 2018
Percent of convertible debt conversion	70.00%
Convertible debt trading days	15 days
Maximum percent of debt holder owning issued and outstanding shares	4.99%
Amortized debt issuance cost	$ 2,400
Common stock reserved for potential conversions	30,000,000
Convertible Debt Two [Member] | Black Mountain Equities Inc and Gemini Master Fund, Ltd [Member]
Convertible debt maturity date					Dec. 09, 2017
Percent of convertible debt conversion					70.00%
Convertible debt trading days					15 days
Number of detachable warrants to acquire shares of common stock					150,000
Convertible Debt Two [Member] | Black Mountain Equities Inc and Gemini Master Fund, Ltd [Member] | Warrant [Member]
Warrant to purchase common stock					150,000
Warrants exercisable period					May 31, 2022
Warrant exercise price					$ 0.14
Proceeds from isuance of warrant					$ 300,000
Convertible Debt Two [Member] | Black Mountain Equities Inc and Gemini Master Fund, Ltd [Member] | Promissory Note Member [Member]
Debt instrument face amount					$ 165,000
Convertible Debt Two [Member] | Black Mountain Equities Inc [Member]
Convertible debt bearing interest percent					10.00%
Debt instrument face amount					$ 8,250
Convertible debt maturity date					Nov. 08, 2017
Percent of convertible debt conversion					25.00%
Convertible debt trading days					30 days
Debt conversion of shares value			$ 40,000
Debt conversion of convertible shares			757,576
Convertible Debt Two [Member] | Gemini master Fund Ltd [Member]
Convertible debt bearing interest percent					10.00%
Debt instrument face amount					$ 8,250
Convertible debt maturity date					Nov. 08, 2017
Percent of convertible debt conversion					25.00%
Convertible debt trading days					30 days
Debt conversion of shares value			$ 40,000
Debt conversion of convertible shares			757,576
Convertible Debt Three [Member]
Net proceeds from convertible debt					$ 200,000
Convertible debt maturity date					Nov. 08, 2018
Percent of convertible debt conversion					70.00%
Convertible debt trading days					10 days
Maximum percent of debt holder owning issued and outstanding shares					4.99%
Common stock reserved for potential conversions					50,000,000
Debt conversion of shares value				$ 50,000
Debt conversion of convertible shares				908,760
Convertible Debt Four [Member]
Net proceeds from convertible debt						$ 120,000
Debt instrument face amount						$ 122,400
Convertible debt maturity date						Nov. 07, 2018
Percent of convertible debt conversion						70.00%
Convertible debt trading days						15 days
Maximum percent of debt holder owning issued and outstanding shares						4.99%
Amortized debt issuance cost						$ 2,400
Common stock reserved for potential conversions						50,000,000
Convertible Debt Five [Member] | Black Mountain Equities Inc and Gemini Master Fund, Ltd [Member]
Percent of convertible debt conversion					75.00%
Convertible debt trading days					15 days
Convertible Debt Five [Member] | Black Mountain Equities Inc and Gemini Master Fund, Ltd [Member] | Warrant [Member]
Warrant to purchase common stock					1,500,000
Warrant exercise price					$ 0.14
Convertible Debt Five [Member] | Black Mountain Equities Inc and Gemini Master Fund, Ltd [Member] | Promissory Note Member [Member]
Debt instrument face amount					$ 158,000
Number of detachable warrants to acquire shares of common stock					150,000
Convertible Debt Five [Member] | Black Mountain Equities Inc [Member]
Convertible debt bearing interest percent					10.00%
Convertible debt maturity date					Mar. 14, 2018
Percent of convertible debt conversion					25.00%
Convertible debt trading days					30 days
Convertible Debt Five [Member] | Gemini master Fund Ltd [Member]
Convertible debt bearing interest percent					10.00%
Convertible debt maturity date					Mar. 14, 2018
Percent of convertible debt conversion					25.00%
Convertible debt trading days					30 days
Convertible Debt Six [Member]
Net proceeds from convertible debt							$ 73,000
Convertible debt bearing interest percent							8.00%
Debt instrument face amount							$ 76,500
Convertible debt maturity date							Oct. 27, 2018
Percent of convertible debt conversion							75.00%
Convertible debt trading days							15 days
Maximum percent of debt holder owning issued and outstanding shares							4.99%
Amortized debt issuance cost							$ 3,500
Common stock reserved for potential conversions							5,000,000
Convertible Debt Seven [Member]
Net proceeds from convertible debt																			$ 2,500,000
Convertible debt bearing interest percent																			5.00%	5.00%
Warrant to purchase common stock																			50,000,000	50,000,000
Debt conversion of shares value																				$ 175,000
Gross revenue																			20.00%
Debt instrument, maturity date, description																				The convertible debenture, bearing interest at 5% per annum, will mature 24 months after the full investment is realized, and is convertible into common stock at a 25% discount to the preceding 30 day average closing stock price.
Convertible Debt Seven [Member] | 30 Days [Member]
Common stock discount rate																				200.00%
Convertible Debt Seven [Member] | $400,000 [Member]
Exercise price per share																				$ 0.05
Warrants and exercise price details																				10 million shares exercisable at $0.05 per share over 2 years
Convertible Debt Seven [Member] | $400,001 - $800,000 [Member]
Exercise price per share																				$ 0.06
Warrants and exercise price details																				15 million shares exercisable at $0.06 per share over 2 years
Convertible Debt Seven [Member] | $800,001 - $1,600,000 [Member]
Exercise price per share																				$ 0.07
Warrants and exercise price details																				15 million shares exercisable at $0.07 per share over 2 years
Convertible Debt Seven [Member] | $1,600,001 - $2,500,000 [Member]
Exercise price per share																				$ 0.08
Warrants and exercise price details																				10 million shares exercisable at $0.08 per share over 2 years
Convertible Debt Seven [Member] | Medical Marijuana Holdings [Member]
Gross revenue																			20.00%
Convertible Debt [Member]
Debt conversion of shares value																		$ 25,000
Convertible Debt Eight [Member]
Net proceeds from convertible debt									$ 35,000
Convertible debt bearing interest percent									8.00%
Convertible debt maturity date									Jul. 28, 2017
Percent of convertible debt conversion									78.00%
Convertible debt trading days									10 days
Debt conversion of convertible shares		38,849
Gross revenue		56796800.00%
Debt instrument principal amount		$ 35,000
Debt instrument interest		$ 3,849
Convertible Debt Nine [Member]
Net proceeds from convertible debt												$ 30,000
Convertible debt bearing interest percent												8.00%
Convertible debt maturity date												Jun. 24, 2017
Percent of convertible debt conversion												78.00%
Convertible debt trading days												10 days
Debt conversion of shares value														$ 32,350
Debt conversion of convertible shares														392,155
Debt instrument principal amount														$ 30,000
Debt instrument interest														$ 2,350
Convertible Debt Ten [Member]
Net proceeds from convertible debt																										$ 33,250
Convertible debt bearing interest percent																										8.00%
Convertible debt maturity date																										Apr. 11, 2015
Percent of convertible debt conversion																										55.00%
Convertible debt trading days																										12 days
Maximum percent of debt holder owning issued and outstanding shares																										4.99%
Amortized debt issuance cost																										$ 1,750
Common stock reserved for potential conversions																										5,000,000
Debt conversion description																										The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the lowest closing bid prices of the Company’s common stock for the twelve (12) trading days prior to, and including, the conversion date. The note carries an eighteen percent (18%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares.